INTEREST IN JOINT VENTURES (Details Textual) - USD ($)		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Provision for Losses on Joint Ventures		$ 0	$ 2,106,000
Unrecognised share of losses of joint ventures		$ 945,000	$ 1,420,000	$ 454,000
IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Proportion of ownership interest in joint ventures		33.25%
Proportion of ownership interest in subsdiary	66.75%